Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Limited Term Tax-Exempt Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class R-6
Account Value		$ 11,897	$ 11,423	$ 11,349	$ 11,839	$ 11,625	$ 11,154	$ 10,621	$ 10,547			$ 10,481	$ 10,150	$ 10,000
Limited Term Tax-Exempt Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class F-3
Account Value		$ 11,547	11,086	11,014	11,490	11,283	10,825	10,308	10,237		$ 10,000
Limited Term Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-2
Account Value		$ 11,773	11,315	11,253	11,751	11,551	11,093	10,574	10,512			10,458	10,139	10,000
Limited Term Tax-Exempt Bond Fund of America® -Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name		Limited Term Tax-Exempt Bond Fund of America — Class F-1
Account Value		$ 11,467	11,051	11,020	11,539	11,373	10,951	10,467	10,432			10,405	10,114	10,000
Limited Term Tax-Exempt Bond Fund of America® (Class T)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class T (with sales charge)
Account Value		$ 11,121	10,681	10,612	11,075	10,879	10,442	9,946	9,879	$ 9,751
Limited Term Tax-Exempt Bond Fund of America® (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class C (with sales charge)
Account Value		$ 10,880	10,482	10,449	11,014	10,928	10,593	10,192	10,227			10,268	10,047	$ 10,000
Limited Term Tax-Exempt Bond Fund of America® (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Limited Term Tax-Exempt Bond Fund of America — Class A (with sales charge)
Account Value		$ 11,245	10,833	10,799	11,304	11,137	10,722	10,240	10,199			10,165	9,872
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Bond Index
Account Value		$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	10,000		11,075	10,356
Bloomberg Municipal Short Intermediate 1 to 10 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Municipal Short-Intermediate 1-10 Years Index
Account Value		$ 11,848	$ 11,511	$ 11,463	$ 11,918	$ 11,721	$ 11,268	$ 10,681	$ 10,658	$ 10,000		$ 10,588	$ 10,183

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.